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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended January 31, 2007 . This one series has an April 30 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 135.1%
CONSUMER DISCRETIONARY 45.9%
Auto Components 6.9%
Accuride Corp., 8.50%, 02/01/2015 ρ	$7,250,000	$7,105,000
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	7,000,000	7,577,500
Lear Corp., 8.75%, 12/01/2016 ρ	14,000,000	14,035,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014 ρ	14,350,000	14,959,875
TRW Automotive, Inc.:
9.375%, 02/15/2013	3,500,000	3,762,500
11.00%, 02/15/2013	10,500,000	11,550,000
Visteon Corp., 8.25%, 08/01/2010 ρ	8,100,000	8,140,500

		67,130,375

Automobiles 1.5%
Ford Motor Co., 7.45%, 07/16/2031 ρ	5,700,000	4,652,625
General Motors Corp., 8.375%, 07/15/2033 ρ	10,000,000	9,462,500

		14,115,125

Diversified Consumer Services 1.2%
Carriage Services, Inc., 7.875%, 01/15/2015	3,600,000	3,604,500
Education Management, LLC:
8.75%, 06/01/2014	3,750,000	3,956,250
10.25%, 06/01/2016 ρ	4,250,000	4,590,000

		12,150,750

Hotels, Restaurants & Leisure 6.0%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	10,000,000	10,950,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	15,000,000	15,356,250
MGM MIRAGE, Inc., 9.75%, 06/01/2007	13,750,000	13,973,437
Town Sports International, Inc., 9.625%, 04/15/2011	4,057,000	4,290,278
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	12,750,000	13,658,438

		58,228,403

Household Durables 3.3%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013	7,000,000	7,000,000
Jarden Corp., 9.75%, 05/01/2012	9,125,000	9,706,719
Libbey, Inc., FRN, 12.35%, 06/01/2011 144A	7,100,000	7,703,500
Standard Pacific Corp., 9.25%, 04/15/2012 ρ	7,000,000	7,227,500

		31,637,719

Media 14.5%
AMC Entertainment, Inc.:
9.875%, 02/01/2012	5,000,000	5,281,250
Ser. B, 8.625%, 08/15/2012	11,430,000	12,072,937
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	7,000,000	6,737,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	7,010,000	7,106,388
CCH I, LLC:
11.00%, 10/01/2015 ρ	2,750,000	2,846,250
13.50%, 01/15/2014 ρ	2,000,000	1,990,000
Cinemark USA, Inc., 9.00%, 02/01/2013	8,185,000	8,737,487
Dex Media East, LLC:
9.875%, 11/15/2009	11,500,000	12,103,750
12.125%, 11/15/2012	7,000,000	7,717,500
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	5,000,000	5,087,500
Mediacom Communications Corp., 9.50%, 01/15/2013	21,250,000	21,940,625
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	9,000,000	9,405,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	12,000,000	13,110,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	12,500,000	12,906,250
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	6,200,000	6,200,000
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,651,625

		140,894,062

1

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.6%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015	$7,000,000	$7,700,000
10.375%, 10/15/2015 ρ	7,000,000	7,857,500

		15,557,500

Specialty Retail 6.2%
American Achievement Corp., 8.25%, 04/01/2012	6,155,000	6,301,181
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	8,000,000	8,320,000
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	7,332,500
Linens ‘n Things, Inc., FRN, 11.00%, 01/15/2014 ρ	7,450,000	7,263,750
Michaels Stores, Inc.:
10.00%, 11/01/2014 144A	5,150,000	5,523,375
11.375%, 11/01/2016 144A ρ	3,900,000	4,231,500
Sally Beauty Holdings, Inc.:
9.25%, 11/15/2014 144A	3,625,000	3,738,281
10.50%, 11/15/2016 144A ρ	2,700,000	2,784,375
United Auto Group, Inc., 9.625%, 03/15/2012	13,500,000	14,242,500

		59,737,462

Textiles, Apparel & Luxury Goods 4.7%
Levi Strauss & Co.:
9.75%, 01/15/2015	14,025,000	15,217,125
12.25%, 12/15/2012	6,500,000	7,223,125
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011☐	2,750,000	2,942,500
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,480,000
Unifi, Inc., 11.50%, 05/15/2014	4,864,000	4,645,120
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,416,000

		45,923,870

CONSUMER STAPLES 3.9%
Food & Staples Retailing 0.8%
Ingles Markets, Inc., 8.875%, 12/01/2011	7,000,000	7,341,250

Food Products 1.8%
Del Monte Foods Co., 8.625%, 12/15/2012	13,220,000	14,013,200
Pilgrims Pride Corp., 8.375%, 05/01/2017 ρ	3,500,000	3,465,000

		17,478,200

Personal Products 1.3%
Playtex Products, Inc., 8.00%, 03/01/2011	12,100,000	12,720,125

ENERGY 13.3%
Energy Equipment & Services 3.1%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	5,616,000	5,658,120
GulfMark Offshore, Inc., 7.75%, 07/15/2014	4,100,000	4,161,500
Hanover Compressor Co., 8.75%, 09/01/2011	7,000,000	7,315,000
Parker Drilling Co., 9.625%, 10/01/2013	11,955,000	13,105,669

		30,240,289

Oil, Gas & Consumable Fuels 10.2%
ANR Pipeline Co., 8.875%, 03/15/2010	2,735,000	2,877,504
Chesapeake Energy Corp.:
7.50%, 09/15/2013 ρ	7,000,000	7,210,000
7.75%, 01/15/2015	7,750,000	7,982,500
El Paso Corp.:
7.75%, 06/01/2013	10,500,000	10,920,000
7.875%, 06/15/2012	7,000,000	7,437,500
Griffin Coal Mining Co., 9.50%, 12/01/2016 144A ρ	14,000,000	14,595,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,712,750

2

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Premcor Refining Group, Inc., 9.50%, 02/01/2013	$6,500,000	$6,997,276
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A ρ	3,125,000	3,148,438
Targa Resources, Inc., 8.50%, 11/01/2013 144A	7,250,000	7,304,375
Williams Cos.:
7.50%, 01/15/2031 ρ	6,750,000	7,053,750
8.125%, 03/15/2012	9,750,000	10,542,187

		98,781,280

FINANCIALS 11.2%
Consumer Finance 7.2%
CCH II Capital Corp., 10.25%, 09/15/2010	14,250,000	14,873,437
Ford Motor Credit Corp., 9.75%, 09/15/2010 144A	21,174,000	22,603,457
Hexion U.S. Finance Corp., 9.75%, 11/15/2014 144A	7,400,000	7,770,000
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	8,437,500
Terra Capital, Inc., 11.50%, 06/01/2010	9,300,000	10,044,000
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	6,500,000	6,272,500

		70,000,894

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	8,750,000	9,493,750

Real Estate Investment Trusts 2.8%
Crescent Real Estate Equities Co., 9.25%, 04/15/2009	17,425,000	17,882,407
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,400,000	1,407,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	7,825,000	7,825,000

		27,114,407

Real Estate Management & Development 0.2%
Buffalo Thunder Development Authority, 9.375%, 12/15/2014 144A	2,100,000	2,144,625

HEALTH CARE 7.5%
Health Care Equipment & Supplies 1.6%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	14,715,000	15,708,262

Health Care Providers & Services 5.9%
HCA, Inc.:
8.75%, 09/01/2010	19,750,000	20,638,750
9.25%, 11/15/2016 144A	13,359,000	14,227,335
HealthSouth Corp., 10.75%, 06/15/2016 144A	3,525,000	3,890,719
IASIS Healthcare Corp., 8.75%, 06/15/2014	10,600,000	10,878,250
Select Medical Corp., 7.625%, 02/01/2015	8,150,000	7,335,000

		56,970,054

INDUSTRIALS 6.9%
Commercial Services & Supplies 1.8%
Allied Waste North America, Inc., 9.25%, 09/01/2012	16,500,000	17,551,875

Machinery 4.3%
Case New Holland, Inc., 9.25%, 08/01/2011	26,125,000	27,823,125
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	3,950,000	3,900,625
RBS Global, Inc., 9.50%, 08/01/2014 144A	9,250,000	9,620,000

		41,343,750

Road & Rail 0.8%
Hertz Corp., 10.50%, 01/01/2016	7,000,000	7,910,000

3

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 8.1%
Electronic Equipment & Instruments 1.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	$8,850,000	$9,336,750
NXP Funding, LLC, 9.50%, 10/15/2015 144A ρ	5,500,000	5,713,125

		15,049,875

IT Services 3.7%
CompuCom Systems, Inc., 12.00%, 11/01/2014 144A	8,625,000	8,970,000
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	21,350,000	22,577,625
10.25%, 08/15/2015 ρ	4,150,000	4,482,000

		36,029,625

Semiconductors & Semiconductor Equipment 1.3%
Conexant Systems, Inc., 9.13%, 11/15/2010 144A	1,400,000	1,428,000
Freescale Semiconductor, Inc., 10.125%, 12/15/2016 144A ρ	3,500,000	3,500,000
Spansion, LLC, 11.25%, 01/15/2016 144A ρ	7,000,000	7,402,500

		12,330,500

Software 1.6%
UGS Corp., 10.00%, 06/01/2012	14,060,000	15,466,000

MATERIALS 19.7%
Chemicals 7.3%
Equistar Chemicals, LP, 10.625%, 05/01/2011	14,000,000	14,910,000
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	7,000,000	7,665,000
Huntsman International, LLC, 11.50%, 07/15/2012	15,085,000	17,196,900
Lyondell Chemical Co.:
10.50%, 06/01/2013	11,565,000	12,822,693
11.125%, 07/15/2012	4,435,000	4,795,344
Tronox Worldwide, LLC, 9.50%, 12/01/2012	12,750,000	13,578,750

		70,968,687

Containers & Packaging 5.4%
Crown Americas, Inc., 7.75%, 11/15/2015	5,000,000	5,200,000
Graham Packaging Co., 9.875%, 10/15/2014 ρ	7,250,000	7,503,750
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	5,000,000	5,212,500
9.50%, 08/15/2013 ρ	10,000,000	10,650,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	10,525,000	11,024,938
8.75%, 11/15/2012	12,150,000	12,909,375

		52,500,563

Metals & Mining 2.9%
Aleris International, Inc., 9.00%, 12/15/2014 144A ρ	2,525,000	2,632,313
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	9,680,000	10,224,500
Indalex Holding Corp., 11.50%, 02/01/2014 144A	9,000,000	9,585,000
Momentive Performance, 9.75%, 12/01/2014 144A ρ	5,600,000	5,768,000

		28,209,813

Paper & Forest Products 4.1%
Bowater, Inc., 9.375%, 12/15/2021	7,000,000	7,245,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	8,025,000
Georgia Pacific Corp.:
8.00%, 01/15/2024	4,170,000	4,211,700
8.125%, 05/15/2011	5,000,000	5,275,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	4,175,000	4,404,625
11.375%, 08/01/2016 144A	10,000,000	10,650,000

		39,811,325

4

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 11.1%
Diversified Telecommunication Services 4.4%
Citizens Communications Co., 9.25%, 05/15/2011	$7,000,000	$7,787,500
Consolidated Communications, Inc., 9.75%, 04/01/2012	7,800,000	8,326,500
Insight Midwest, LP, 9.75%, 10/01/2009	4,156,000	4,239,120
Qwest Communications International, Inc.:
7.875%, 09/01/2011	7,300,000	7,792,750
8.875%, 03/15/2012	13,000,000	14,495,000

		42,640,870

Wireless Telecommunication Services 6.7%
Alamosa Holdings, Inc., 11.00%, 07/31/2010	3,400,000	3,654,694
American Cellular Corp., 10.00%, 08/01/2011	5,500,000	5,857,500
Centennial Communications Corp.:
10.00%, 01/01/2013	3,500,000	3,771,250
10.125%, 06/15/2013	10,000,000	10,837,500
Cricket Communications, Inc., 9.375%, 11/01/2014 144A ρ	3,000,000	3,165,000
Dobson Communications Corp., 8.375%, 11/01/2011 ρ	3,500,000	3,714,375
Horizon PCS, Inc., 11.375%, 07/15/2012	4,975,000	5,547,125
Rural Cellular Corp.:
8.25%, 03/15/2012	13,500,000	14,141,250
9.75%, 01/15/2010 ρ	7,350,000	7,588,875
UbiquiTel, Inc., 9.875%, 03/01/2011	3,375,000	3,628,621
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	3,325,000	3,635,329

		65,541,519

UTILITIES 7.5%
Electric Utilities 3.4%
Mirant Americas Generation LLC, 8.50%, 10/01/2021	7,000,000	7,140,000
Mirant North America LLC, 7.375%, 12/31/2013	4,025,000	4,125,625
Reliant Energy, Inc.:
9.25%, 07/15/2010	7,000,000	7,385,000
9.50%, 07/15/2013	13,000,000	14,007,500

		32,658,125

Independent Power Producers & Energy Traders 4.1%
AES Corp., 9.00%, 05/15/2015 144A	16,250,000	17,468,750
Dynegy, Inc., 8.375%, 05/01/2016	21,250,000	22,578,125
		40,046,875

Total Corporate Bonds (cost $1,294,440,836)		1,311,427,804

YANKEE OBLIGATIONS-CORPORATE 8.2%
CONSUMER DISCRETIONARY 1.5%
Media 1.5%
IMAX Corp., 9.625%, 12/01/2010 ρ	9,950,000	9,154,000
National Cable plc, 9.125%, 08/15/2016	5,113,000	5,432,562

		14,586,562

FINANCIALS 0.9%
Diversified Financial Services 0.9%
Ship Finance International, Ltd., 8.50%, 12/15/2013	8,640,000	8,748,000

MATERIALS 2.3%
Chemicals 0.7%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	7,500,000	7,218,750

Metals & Mining 1.6%
Novelis, Inc., FRN, 7.25%, 02/15/2015	14,750,000	15,192,500

5

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
TELECOMMUNICATION SERVICES 3.5%
Wireless Telecommunication Services 3.5%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	$13,900,000	$15,324,750
11.25%, 06/15/2016 144A	8,800,000	9,988,000
	7,000,000	7,945,000

Rogers Wireless, Inc., 9.625%, 05/01/2011		33,257,750

		79,003,562

Total Yankee Obligations-Corporate (cost $77,371,789)
DEBT OBLIGATIONS 1.3%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013 (cost $12,450,000)	12,450,000	12,600,023

SHORT-TERM INVESTMENTS 18.7%
COMMERCIAL PAPER 5.8%
Aegis Finance, LLC, 5.32%, 02/09/2007 ρρ	3,978,840	3,978,840
Cancara Asset Securitization, LLC, 5.29%, 02/13/2007 ρρ	6,667,664	6,667,664
First Tennessee Bank, 5.33%, 02/20/2007 ρρ	6,000,006	6,000,006
Gemini Securitization Corp., 5.31%, 02/08/2007 ρρ	3,979,467	3,979,467
Gotham Funding Corp., 5.30%, 02/05/2007 ρρ	4,478,240	4,478,240
Lafayette Asset, 5.30%, 02/20/2007 ρρ	6,959,011	6,959,011
Legacy Capital Co., LLC, 5.29%, 02/20/2007 ρρ	3,983,019	3,983,019
Liberty Street Funding Co., 5.29%, 02/16/2007 ρρ	6,664,758	6,664,758
Metropolitan Life Global Funding, 5.31%, 02/22/2007 ρρ	6,500,000	6,500,000
Sheffield Receivables Corp., 5.29%, 02/15/2007 ρρ	6,665,737	6,665,737

		55,876,742

REPURCHASE AGREEMENTS * 7.4%
Bank of America Corp., 5.33%, dated 01/31/2007, maturing 02/01/2007; maturity value is $21,991,220 ρρ	21,987,965	21,987,965
Cantor Fitzgerald & Co., 5.31%, dated 01/31/2007, maturing 02/01/2007; maturity value is $25,003,688 ρρ	25,000,000	25,000,000
Nomura Securities Co., 5.29%, dated 01/31/2007, maturing 02/01/2007; maturity value is $25,003,674 ρρ	25,000,000	25,000,000

		71,987,965

TIME DEPOSITS 1.8%
Dexia Credit Local, 5.34%, 02/01/2007 ρρ	5,000,000	5,000,000
Sun Trust Bank, Inc., 5.33%, 02/01/2007 ρρ	6,500,000	6,500,000
Ulster Bank, Ltd., 5.34%, 02/01/2007 ρρ	6,000,000	6,000,000

		17,500,000

YANKEE OBLIGATIONS-CORPORATE 0.9%
Natexis Banques Populaires, 5.34%, 02/01/2007 ρρ	5,000,000	5,000,000
Societe Generale, 5.33%, 02/01/2007 ρρ	4,000,000	4,000,000

		9,000,000

	Shares	Value

MUTUAL FUND SHARES 2.8%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	27,253,083	27,253,083

Total Short Term Investments (cost $181,617,790)		181,617,790

Total Investments (cost $1,565,880,415) 163.3%		1,584,649,179
Other Assets and Liabilities and Preferred Shares (63.3%)		(613,971,213)

Net Assets Applicable to Common Shareholders 100.0%		$970,677,966

6

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρρ	Represents investment of cash collateral received from securities on loan.
*	Collateralized by U.S. Government Agency Obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

At January 31, 2007, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain

7/02/2008	100,000,000	JPMorgan Chase & Co.	Fixed – 2.74%	Floating-5.33%[1]	$ 3,784,640
11/26/2008	65,000,000	Merrill Lynch & Co., Inc.	Fixed – 3.59%	Floating-5.32%[2]	1,870,574
[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 3, 2007 through February 2, 2007.
[2]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 26, 2007 through February 26, 2007.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,565,948,415. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,028,328 and $17,327,564, respectively, with a net unrealized appreciation of $18,700,764.

7

Item 2 - Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

By: /s/ Kasey Phillips
        Kasey Phillips
        Principal Financial Officer

Date: March 30, 2007